Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

On April 14, 2023, the Nasdaq Listing Qualifications Staff (the “Staff”) issued the Company a compliance letter citing that the Company regained compliance with the bid price concern, as required by the Hearing Panel’s (“Panel”) decision dated February 23, 2023.

On April 13, 2023, the Company signed an Operating Agreement to be a majority member in Brooksville Development Partners, LLC (“Brooksville”) with 2 minority members for the purpose of acquiring land for the development of a residential apartment community consisting of approximately 360 apartments. All real and personal property owned by Brooksville shall be owned by Brooksville as an entity, . One of the minority members is qualified and will be the manager of the project.

On April 28, 2023, the Company and minority partners in Brooksville closed on the transaction to acquire a 21.8 acre site for development of the Brooksville project for total purchase price of $5,050. Cuentas had deposited an “Initial Capital Contribution” of $2,000 into a title insurance escrow account which was released from escrow by the Title Agent to fund the balance of the purchase price of the Vacant Land, together with a $3,050 bank loan from Republic Bank of Chicago. Brooksville owns the Vacant Land, free and clear of any liens, claims and encumbrances with the sole exception being the Republic Bank loan. The Company is currently a 63% interest holder in Brooksville but that may change in the future if the Company is not able to raise sufficient financing to complete the project.

NOTE 13 - SUBSEQUENT EVENTS

On January 5, 2023, the Company entered into a Binding Letter of Intent with Core Development Holdings Corporation (“Core”), a Florida corporation that holds approximately 29.3% of 4280 Lakewood Road Manager, LLC (“Lakewood Manager”), which in turn owns 86.45% of the membership interests in 4280 Lakewood Road, LLC (“4280 Project”), an affordable multi-family real estate project located in Lake Worth, Florida. Core has agreed to sell a portion of its interest in the Lakewood Manager to the Company and the Company has agreed to issue to Core a number of the Company’s common shares to acquire $2 million of equity in the Lakewood Manager . The Company has agreed to issue to Core a number of the Company’s common shares equal to 33.3% of the total number of post- issuance, authorized, issued and outstanding shares on a fully diluted basis measured on a going forward basis to account for the exercise in the future of any currently issued and outstanding warrants and options as of the date of the agreement, of the Company’s stock free and clear of any liens, claims or encumbrances. If for any reason, the Company is unable to issue sufficient shares to satisfy the 33.3% Ownership Percentage or as a result of the exercise and issue of any stock warrants or options outstanding as of the date of the Agreement, the Percentage Membership Interest to be issued by Core to Cuentas pursuant to the Letter of Intent shall be reduced by the same percentage that the actual post-issuance ownership percentage falls below the 33.3% Ownership Ratio. The Percentage of Membership Interest Acquired will be determined by selection of two competent valuation professionals, one by each Party, to prepare a written opinion of the fair market value of Core’s Interest in Lakewood Managers as of the Closing Date provided that, the difference between two appraisals does not exceed 15%, then the average of the fair market value of the two appraisals shall represent the “Appraised Value Denominator” for purposes of determining the Percentage Membership Interest to be transferred by Core to the Company. If the difference between two appraisals is more than 15%, then the Parties shall mutually select a third competent valuation expert who shall prepare a third opinion of the fair market value of Core’s Interest in Lakewood Manager, and the average of the three opinions of the fair market value of Core’s Interest in Lakewood Manager shall be the Appraised Value Denominator. The Percentage Membership Interest to be assigned and transferred shall equal the Purchase Price divided by the Appraised Value Denominator. Core’s transfer of the Percentage Membership Interest is subject to approval by Lakewood Manager. The Company agreed to be bound by the rights and obligations of the current Operating Agreement and other agreements of Lakewood Manager and Core shall have the right continue to exercise its management and other decision making rights at Lakewood Manager and will provide customary rights afforded minority interest holders in limited liability companies provided under Florida law. The Company’s obligation to consummate and enter into a definitive purchase and sale agreement is contingent on board of director and shareholder approval.

On February 3, 2023, the Company (“Cuentas” or “Buyer”) entered into a Membership Interest Purchase Agreement (MIPA) with Core. Core has agreed to sell 6% of its interest in the Lakewood Manager to Cuentas and Cuentas has agreed to issue to Core 295,282 of the Company’s common shares to acquire the 6% equity in the Lakewood Manager valued at $1,195,195. The 295,282 of the Company’s share was equal to 19.9% of the total number of current issued and outstanding shares of the Company as of the date of this Agreement. The Company closed this transaction on or about March 9th, 2023.

As previously disclosed, on June 21, 2022, the Nasdaq Listing Qualifications Staff (the “Staff”) issued the Company a delist letter citing its failure to comply with the minimum bid price requirement under Listing Rule 5550(a)(2). In accordance with Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until December 19, 2022, to regain compliance with Rule 5550(a)(2). On December 20, 2022, Staff notified the Company that it had determined to delist the Company as it did not comply with bid price requirement for listing on the Exchange. On December 27, 2022, the Company requested a hearing, which was held on February 9, 2023. On February 28, 2023, the Company announced that it received on February 23 formal notification from The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Nasdaq Hearings Panel (the “Panel”) had determined to grant the Company’s request for continued listing on The Nasdaq Capital Market, pursuant to an extension through April 6, 2023, to evidence compliance with Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Rule”). Such extension is subject to the conditions that (1) on or before March 23, 2023, the Company shall effect a reverse stock split at a ratio that is sufficient to ensure compliance with the Bid Price Rule and (2) on April 6, 2023, the Company shall have demonstrated compliance with the Bid Price Rule, by evidencing a closing bid price of $1 or more per share for a minimum of ten consecutive trading sessions. The Company is taking definitive steps to timely evidence compliance with the terms of the Panel’s decision; however, there can be no assurance that it will be able to do so by April 6, 2023, or that the Panel will grant a further extension if required.

 On March 9, 2023 the Board of Directors of the Company approved an annual Incentive of $150,000 for Michael De Prado for fiscal year 2022 and $150,000 for Arik Maimon for fiscal year 2022. Those annual Incentives were paid on March 10, 2023. On March 9, 2023 the Board of Directors of the Company approved an annual Incentive of $150,000 for Michael De Prado for fiscal year 2022 and $150,000 for Arik Maimon for fiscal year 2022. Those annual Incentives were paid on March 10, 2023.

On March 9, 2023, the Board of Directors of the Company approved a Retention Bonus to be included in the negotiation of an employment agreement or amended employment agreement for Shalom Arik Maimon and Michael De Prado.

On February 6, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) for the purpose of raising approximately $5 million in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of (i) 2,123,478 shares (the “Shares”) of the Company’s common stock (“Common Stock”) and (ii) pre-warrants to purchase up to 1,664,401 shares of Common Stock (the “Pre-Funded Warrants” and such shares of Common Stock issuable upon exercise of the Pre-Funded Warrants, the “Pre-Funded Warrant Shares”) and, in a concurrent private placement, warrants (the “Purchase Warrants”) to purchase 3,787,879 shares of Common Stock (the shares of Common Stock issuable upon exercise of the Purchase Warrants, the “Purchase Warrant Shares”). The combined purchase price per Share and Purchase Warrant is $1.32 and the combined purchase price per Pre-Funded Warrant and Purchase Warrant of $1.3199.

The Pre-Funded Warrants were sold, in lieu of shares of Common Stock, to any Investor whose purchase of shares of Common Stock in the Registered Offering would otherwise result in such Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at such Investor’s option upon issuance, 9.99%) of the Company’s outstanding Common Stock immediately following the consummation of the Registered Offering. Each Pre-Funded Warrant represents the right to purchase one share of Common Stock at an exercise price of $0.0001 per share. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full.

The Purchase Warrants will be exercisable on the six-month anniversary of the issuance date and will expire five and one-half years following the date of issuance at an exercise price of $1.335 per share.

The closing of the sales of these securities under the Purchase Agreement occurred on or about February 8, 2023, subject to satisfaction of customary closing conditions.

H.C. Wainwright & Co., LLC (“Wainwright”) is acting as exclusive placement agent for the offering pursuant to an engagement agreement between the Company and Wainwright dated as of December 13, 2022. As compensation for such placement agent services, the Company has agreed to pay Wainwright an aggregate cash fee equal to 7.0% of the gross proceeds received by the Company from the offering, plus a management fee equal to 1.0% of the gross proceeds received by the Company from the offerings, a non-accountable expense of $65,000 and $15,950 for clearing expenses. The Company has also agreed to issue to Wainwright or its designees warrants to purchase 265,152 shares of Common Stock (the “PA Warrants” and the shares of Common Stock issuable upon exercise of the PA Warrants, the “PA Warrant Shares”). The PA Warrants have a term of five years from the commencement of sales in the offering, and have an exercise price of $1.782 per share.

The net proceeds to the Company from the registered direct offering and concurrent private placement, after deducting the Placement Agent’s fees and expenses and the Company’s offering expenses are expected to be approximately $4.3 million.

On March 16, 2023, the Company issued 15,385 shares of its Common Stock pursuant to a Settlement between the Company and a service provider. The fair market value of the shares at the issuance date was $112.

On March 27, 2023, the Company issued 27,759 shares of its Common Stock pursuant to a Service Agreement between the Company and a service provider. The fair market value of the shares at the issuance date was $112.